Group - Income Statement - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenue from product sales		$ 4,408	$ 2,552
Cost of sales		(2,372)	(1,762)
(Loss) gain on non-hedge derivatives and other commodity contracts		0	(41)
Gross profit (loss)		2,036	749
Corporate administration, marketing and related expenses		(61)	(66)
Exploration and evaluation costs		(105)	(105)
Reversal of impairment (impairment), (derecognition of assets) and profit (loss) on disposal	[1]	25	(1)
Other (expenses) income		(124)	(72)
Finance income		71	89
Foreign exchange and fair value adjustments		(45)	(25)
Finance costs and unwinding of obligations		(85)	(84)
Share of associates and joint ventures’ profit (loss)		63	95
Profit (loss) before taxation		1,775	580
Taxation		(427)	(259)
Profit (loss) for the period		1,348	321
Attributable to:
Equity shareholders		1,112	311
Non-controlling interests		$ 236	$ 10
Earnings per share [abstract]
Basic earnings (loss) per ordinary share (USD per share)	[2]	$ 2.19	$ 0.74
Diluted earnings (loss) per ordinary share (USD per share)	[3]	$ 2.19	$ 0.74

[1]	Reversal of impairment (impairment), (derecognition of assets) and profit (loss) on disposal line item includes a reversal of impairment for Mineração Serra Grande mine (MSG) of $74m (gross of taxation), partially offset by a loss on disposal of $47m relating to the sale of the Doropo and Archean-Birimian Contact (ABC) projects.

[2]	Calculated on the basic weighted average number of ordinary shares.
[3]	Calculated on the diluted weighted average number of ordinary shares